Allowance for Credit Losses - Impact of Adoption (Details) - USD ($) $ in Millions		Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Loss [Line Items]
Reinsurance recoverables		$ 0.4	$ 418.2	$ 0.0
Cumulative effect of adoption		46.5		47.2	$ 49.3	$ 54.4
Retained Earnings
Financing Receivable, Allowance for Credit Loss [Line Items]
Cumulative effect of adoption		$ 1.5		0.7	$ 0.4	$ 4.8
Prior to adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Reinsurance recoverables			417.9
Impact of adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Reinsurance recoverables			(0.3)	0.3
Tax effect			$ 0.1
Cumulative effect of adoption	[1]			(0.2)
Impact of adoption | Retained Earnings
Financing Receivable, Allowance for Credit Loss [Line Items]
Cumulative effect of adoption	[1]			$ (0.2)

[1]	Amount relates to the adoption of a new accounting standard for accounting for expected credit losses for assets held at amortized cost, which established allowances for such expected credit losses as of January 1, 2020. See Note 2 for additional information.